additional statement of cash flow information (Tables)	6 Months Ended
Jun. 30, 2026
additional statement of cash flow information
Schedule of operating activities and investing activities

	Three months		Six months
Periods ended June 30 (millions)	2026	2025	2026	2025
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Current
Accounts receivable	$239	$34	$278	$225
Inventories	(3)	81	21	144
Contract assets	17	16	24	12
Costs incurred to obtain or fulfill contracts with customers (Note 20)	(7)	(4)	78	(21)
Prepaid maintenance and other	(36)	(65)	(180)	(171)
Unrealized change in held for trading derivatives	(5)	(1)	1	(3)
Accounts payable and accrued liabilities (Note 24)	(25)	(70)	(71)	(319)
Advance billings and customer deposits (Note 25)	(56)	(29)	(73)	(41)
Provisions	(20)	(5)	17	1
	104	(43)	95	(173)

Non-current
Contract assets	10	31	11	52
Unbilled customer finance receivables	16	20	34	22
Unrealized change in held for trading derivatives	(3)	—	(14)	—
Costs incurred to obtain or fulfill contracts with customers (Note 20)	(18)	(14)	(2)	(28)
Prepaid maintenance	(3)	3	(19)	8
Refundable security deposits and other	3	(5)	(1)	(5)
Provisions (Note 25)	13	(26)	(31)	(110)
Contract liabilities (Note 24, 27)	9	25	22	35
Other post-employment benefit liabilities	(1)	1	(4)	6
Other long-term liabilities	37	5	45	—
	63	40	41	(20)
	$167	$(3)	$136	$(193)

INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment (Note 17)	$(775)	$(796)	$(1,422)	$(1,397)
Intangible assets subject to amortization (Note 18)	(259)	(248)	(524)	(449)
	(1,034)	(1,044)	(1,946)	(1,846)
Additions arising from leases (Note 17)	356	349	592	564
Additions arising from non-monetary transactions	—	17	25	17
Capital expenditures (Note 5)	(678)	(678)	(1,329)	(1,265)
Other non-cash items included above
Change in associated non-cash investing working capital	81	80	(25)	13
	$(597)	$(598)	$(1,354)	$(1,252)

1

For the three-month period ended June 30, 2026, includes capital expenditures of $19 (2025 – $NIL) and for the six-month period ended June 30, 2026, includes capital expenditures of $28 (2025 – $NIL) in respect of our Terrion subsidiary (see Note 28(b)).

Schedule of changes in liabilities arising from financing activities

	Three-month period ended June 30, 2025						Three-month period ended June 30, 2026
		Statement of cash flows		Non-cash changes				Statement of cash flows		Non-cash changes
				Foreign						Foreign
			Redemptions,	exchange					Redemptions,	exchange
	Beginning of	Issued or	repayments or	movement			Beginning of	Issued or	repayments or	movement
(millions)	period	received	payments	(Note 4(e))	Other	End of period	period	received	payments	(Note 4(e))	Other	End of period
Dividends payable to holders of Common Shares	$610	$—	$(610)	$—	$634	$634	$653	$—	$(653)	$—	$659	$659
Dividends reinvested in shares from Treasury	—	—	205	—	(205)	—	—	—	219	—	(219)	—
	$610	$—	$(405)	$—	$429	$634	$653	$—	$(434)	$—	$440	$659
Short-term borrowings	$1,325	$19	$(349)	$(73)	$—	$922	$920	$475	$(188)	$18	$—	$1,225
Net-settled derivatives used to manage currency risk arising from U.S. dollar-denominated short-term borrowings – liability (asset)	(6)	—	(60)	67	—	1	—	41	(19)	(23)	—	(1)
	$1,319	$19	$(409)	$(6)	$—	$923	$920	$516	$(207)	$(5)	$—	$1,224

Long-term debt
TELUS Corporation senior notes	$21,277	$—	$—	$(238)	$6	$21,045	$17,664	$—	$(500)	$80	$3	$17,247
TELUS Corporation commercial paper	2,116	662	(1,690)	(97)	—	991	1,643	1,338	(933)	45	—	2,093
TELUS Corporation credit facilities	—	770	(764)	(6)	—	—	—	—	—	—	—	—
Other (unsecured)	—	280	—	(7)	—	273	299	13	(273)	(5)	—	34
TELUS Corporation junior subordinated notes	—	4,451	—	(5)	(32)	4,414	7,322	—	—	81	—	7,403
Other (secured)	580	—	(129)	—	117	568	489	—	(10)	—	—	479
Lease liabilities	2,902	—	(176)	7	360	3,093	2,714	—	(100)	3	358	2,975
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	(65)	1,709	(1,742)	382	(65)	219	(112)	933	(919)	(206)	150	(154)
TELUS Communications Inc. debentures	200	—	—	—	—	200	—	—	—	—	—	—
TELUS International (Cda) Inc. credit facility	1,649	306	(256)	(91)	2	1,610	—	—	—	—	—	—
	28,659	8,178	(4,757)	(55)	388	32,413	30,019	2,284	(2,735)	(2)	511	30,077
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(1,709)	1,709	—	—	—	—	(933)	933	—	—	—
	$28,659	$6,469	$(3,048)	$(55)	$388	$32,413	$30,019	$1,351	$(1,802)	$(2)	$511	$30,077
Partnership distributions payable to non-controlling interests	$—	$—	$—	$—	$—	$—	$—	$—	$(9)	$—	$9	$—

	Six-month period ended June 30, 2025						Six-month period ended June 30, 2026
		Statement of cash flows		Non-cash changes				Statement of cash flows		Non-cash changes
				Foreign						Foreign
			Redemptions,	exchange					Redemptions,	exchange
	Beginning of	Issued or	repayments or	movement			Beginning of	Issued or	repayments or	movement
(millions)	period	received	payments	(Note 4(e))	Other	End of period	period	received	payments	(Note 4(e))	Other	End of period
Dividends payable to holders of Common Shares	$605	$—	$(1,215)	$—	$1,244	$634	$649	$—	$(1,302)	$—	$1,312	$659
Dividends reinvested in shares from Treasury	—	—	408	—	(408)	—	—	—	438	—	(438)	—
	$605	$—	$(807)	$—	$836	$634	$649	$—	$(864)	$—	$874	$659
Short-term borrowings	$922	$413	$(351)	$(62)	$—	$922	$920	$485	$(209)	$29	$—	$1,225
Net-settled derivatives used to manage currency risk arising from U.S. dollar-denominated short-term borrowings – liability (asset)	2	9	(62)	52	—	1	—	64	(28)	(37)	—	(1)
	$924	$422	$(413)	$(10)	$—	$923	$920	$549	$(237)	$(8)	$—	$1,224

Long-term debt
TELUS Corporation senior notes	$22,077	$—	$(800)	$(242)	$10	$21,045	$18,191	$—	$(1,100)	$148	$8	$17,247
TELUS Corporation commercial paper	1,404	2,124	(2,440)	(97)	—	991	952	2,698	(1,630)	73	—	2,093
TELUS Corporation credit facilities	—	770	(764)	(6)	—	—	—	—	—	—	—	—
Other (unsecured)	—	280	—	(7)	—	273	295	13	(273)	(1)	—	34
TELUS Corporation junior subordinated notes	—	4,451	—	(5)	(32)	4,414	7,250	—	—	151	2	7,403
Other (secured)	588	—	(137)	—	117	568	537	—	(21)	—	(37)	479
Lease liabilities	2,882	—	(369)	19	561	3,093	3,314	—	(945)	4	602	2,975
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	(68)	2,479	(2,498)	410	(104)	219	71	1,630	(1,616)	(372)	133	(154)
TELUS Communications Inc. debentures	200	—	—	—	—	200	—	—	—	—	—	—
TELUS International (Cda) Inc. credit facility	1,703	507	(509)	(93)	2	1,610	—	—	—	—	—	—
	28,786	10,611	(7,517)	(21)	554	32,413	30,610	4,341	(5,585)	3	708	30,077
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(2,479)	2,479	—	—	—	—	(1,630)	1,630	—	—	—
	$28,786	$8,132	$(5,038)	$(21)	$554	$32,413	$30,610	$2,711	$(3,955)	$3	$708	$30,077
Partnership distributions payable to non-controlling interests	$—	$—	$—	$—	$—	$—	$—	$—	$(14)	$—	$14	$—